Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes

The Company accounts for income taxes in accordance with applicable authoritative guidance, which requires the Company to provide a net deferred tax asset/liability equal to the expected future tax benefit/expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carryforwards. The Company has available at December 31, 2015, operating loss carryforwards of approximately $59,713,000, which may be applied against future taxable income and will expire in various years through 2035. At December 31, 2014, the Company had operating loss carryforwards of approximately $56,083,000. The increase in carryforwards for the year ended December 31, 2015 is approximately $3,630,000.

The amount of and ultimate realization of the benefits from the operating loss carryforwards for income tax purposes is dependent, in part, upon the tax laws in effect, the future earnings of the Company, and other future events, the effects of which cannot be determined at this time. Because of the uncertainty surrounding the realization of the loss carryforwards, the Company has established a valuation allowance equal to the tax effect of the loss carryforwards, R&D credits, and accruals; therefore, no net deferred tax asset has been recognized. A reconciliation of the statutory Federal income tax rate and the effective income tax rate for the years ended December 31, 2015 and 2014 follows:

	December 31,	December 31,
	2015	2014
Statutory federal income tax rate	35%	35%
Permanent items	35%	(12)%
State income taxes, net of federal taxes	16%	4%
Change in valuation allowance	(91)%	(29)%
Tax credits claimed	5%	1%
Other	0%	1%
Effective income tax rate	0%	0%

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2011, with the exception of California, which is 2010. The Company does not have any material uncertain tax positions as of December 31, 2015 and 2014. The Company does not believe it is reasonably possible that the total amount of unrecognized tax benefits as of December 31, 2015 will materially change in the next 12 months.

The Company may be subject to IRC Code Sections 382 and 383, which could limit the amount of the net operating loss and tax credit carryovers that can be used in future years. The Company has not completed a study to assess whether an ownership change has occurred, as defined by IRC Code Sections 382 and 383, or whether there have been ownership changes since the Company’s formation due to the complexity and cost associated with such a study, and the fact that there may be additional such ownership changes in the future. The Company estimates that if such a change did occur, the federal and state net operating loss carryforwards and research and development credit carryforwards that can be utilized in the future will be significantly limited.

There can be no assurance that the Company will ever be able to realize the benefit of some or all of the federal and state loss carryforwards or the credit carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the loss carryforwards.

Significant components of deferred tax assets and liabilities are as follows (in thousands):

	December 31,	December 31,
	2015	2014
Deferred tax assets (liabilities)
Current deferred tax assets (liabilities)	$136	$187
Deferred revenues	—	—
Current deferred tax assets	136	187
Valuation allowances	(136)	(187)
Net current deferred tax assets	—	—
Net operating loss carryforwards	23,871	22,332
Stock based compensation	3,447	3,359
Research and development tax credit	2,056	1,842
Other	191	72
Non-current deferred tax assets	29,565	27,605
Valuation allowances	(29,539)	(27,582)
Net non-current deferred tax assets	26	23
Non-current deferred tax liabilities	(26)	(23)
Net deferred tax assets	—	—

The components of the provision for income taxes were as follows:

	December 31,	December 31,
	2015	2014
Current	$—	$—
Deferred	—	—
Total	$—	$—